Non-controlling interest (Details) (USD $)	12 Months Ended			15 Months Ended	0 Months Ended				1 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2014	Dec. 13, 2013	Oct. 18, 2013	Oct. 24, 2012	Dec. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Mar. 25, 2013	Jan. 02, 2014	Mar. 26, 2013	Jul. 02, 2013
Noncontrolling Interest [Line Items]
Noncontrolling interest, increase from subsidiary equity issuance	$ 4,000,000	$ 297,000,000	$ 203,000,000
Deconsolidation of Seadrill Partners	(115,000,000)
Dividend paid to non controlling interest in VIE		223,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest	13,000,000			209,000,000
Net income attributable to non-controlling interest	108,000,000	133,000,000	97,000,000
Ship Finance
Noncontrolling Interest [Line Items]
Number of Ship Finance companies acquired		1
Acquisition of remaining equity shares of former VIE		47,000,000
Net income attributable to non-controlling interest	11,000,000	24,000,000	39,000,000
North Atlantic Drilling
Noncontrolling Interest [Line Items]
Ownership percentage	70.36%
Net income attributable to non-controlling interest	36,000,000	61,000,000	48,000,000
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Ownership percentage		62.35%			62.35%	77.47%	75.67%			62.35%	77.47%
Common units representing liability entity's interests (in shares)							10,062,500
Common unit price representing liability entity's interests					$ 29.5	$ 32.29	$ 22.00
Gross proceeds from completion of IPO					380,000,000	0	221,000,000
Consideration received from shares issued					365,000,000	0	203,000,000
Common units issued in connection with an over allotment option (in shares)							1,312,500
Common units owned upon completion of IPO (in shares)							14,752,525
Subordinated units owned upon completion of IPO (in shares)							16,543,350
Net income attributable to non-controlling interest	0	21,000,000	10,000,000
Asia Offshore Drilling
Noncontrolling Interest [Line Items]
Ownership percentage	66.24%													66.21%
Net income attributable to non-controlling interest	23,000,000	11,000,000	0
Sevan Drilling ASA
Noncontrolling Interest [Line Items]
Ownership percentage	50.11%														50.10%
Ownership interest, percentage															50.10%
Fair Value of Non Controlling Interests															197,000,000
Net income attributable to non-controlling interest	38,000,000	16,000,000	0
Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited
Noncontrolling Interest [Line Items]
Net income attributable to non-controlling interest	0	0						0
Seadrill Offshore Nigeria Limited
Noncontrolling Interest [Line Items]
Proceeds from disposal of associated companies								1,800,000
Seadrill Nigeria Operations Limited
Noncontrolling Interest [Line Items]
Percentage in subsidiary sold								10.00%
Proceeds from disposal of associated companies								1,800,000
Non-controlling Interest
Noncontrolling Interest [Line Items]
Noncontrolling interest, increase from subsidiary equity issuance	4,000,000	297,000,000	69,000,000
Deconsolidation of Seadrill Partners	(115,000,000)
Dividend paid to non controlling interest in VIE		223,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest	7,000,000	209,000,000
IPO | North Atlantic Drilling
Noncontrolling Interest [Line Items]
New shares issued by equity method investment									13,513,514
Sale of stock, price per share									$ 9.25
Noncontrolling interest, increase from subsidiary equity issuance									52,000,000
Stock Issued to Reporting Entity | Seadrill Partners LLC
Noncontrolling Interest [Line Items]
New shares issued by equity method investment					3,394,916	3,310,622	14,752,525			3,394,916	3,310,622
Stock Issued to Public | Seadrill Partners LLC
Noncontrolling Interest [Line Items]
New shares issued by equity method investment					12,880,000	0	10,062,500			12,880,000
Noncontrolling interest, increase from subsidiary equity issuance										239,000,000
SFL West Polaris Limited
Noncontrolling Interest [Line Items]
Total acquisition price								111,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest								7,000,000
Asia Offshore Drilling
Noncontrolling Interest [Line Items]
Ownership percentage												66.18%
Fair value of establishment of non-controlling interest												100,000,000
Total acquisition price												295,000,000
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Deconsolidation of Seadrill Partners													$ (115,000,000)
Investment owned, ownership percentage	28.60%
West Saturn | Seadrill Offshore Nigeria Limited
Noncontrolling Interest [Line Items]
Investment owned, ownership percentage	10.00%
West Jupiter | Seadrill Nigeria Operations Limited
Noncontrolling Interest [Line Items]
Investment owned, ownership percentage	10.00%